INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income taxes:
24. INCOME TAXES
24.	INCOME TAXES

(a)	Income tax expense

Income tax expense included in the consolidated statements of operations and comprehensive income (loss) is as follows:

	2021	2020	2019

Current income tax expense	$27	$161	$327
Deferred income tax expense (recovery)	412	(1,569)	(960)
Total income tax expense (recovery)	$439	$(1,408)	$(633)

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense recognized in the year is as follows:

	2021	2020	2019

Net income (loss) before income taxes	$(1,618)	$(8,890)	$(2,968)
Net loss from discontinued operations before income taxes	-	(169)	(29,126)
Net income (loss) before income taxes	$(1,618)	$(9,059)	$(32,094)
Combined statutory tax rate	27.00%	27.00%	27.00%

Income tax expense (recovery) at the Canadian statutory rate	(437)	(2,446)	(8,665)

Reconciling items:
Effect of difference in foreign tax rates	11	(86)	(120)
Non-deductible/non-taxable items	675	1,467	6,449
Change in unrecognized deductible temporary differences	122	332	1,263
Impact of foreign exchange	75	(112)	222
Special mining duties	17	(185)	231
Revisions to estimates	313	(297)	58
Share issue costs	(249)	(73)	(174)
Other items	(88)	(8)	103

Income tax expense (recovery) recognized in the year	$439	$(1,408)	$(633)

The Company recognized a non-cash recovery of $Nil for the year ended December 31, 2021 (2020 – expense of $164; 2019 – expense of $235) related to the deferred tax impact of the special mining duty. The Canadian income tax rate increased from 26% to 27% effective January 1, 2018, with a statutory impact prior to year-end. The impact of this change has been reflected in the consolidated financial statements.

	December 31,	December 31,
	2021	2020

Deferred income tax assets	$4,341	$4,249
Deferred income tax liabilities	(6,122)	(5,618)

	$(1,781)	$(1,369)
The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2021	December 31, 2020

Reclamation provision	$272	$304
Non-capital losses	3,525	3,383
Other deductible temporary differences	543	562
Inventory	-	(2)
Exploration and evaluation assets	(3,326)	(3,349)
Plant, equipment and mining properties	(2,795)	(2,267)

Net deferred income tax liabilities	$(1,781)	$(1,369)

The net deferred tax liability presented in these consolidated financial statements is due to the difference in the carrying amounts and tax bases of the Mexican plant, equipment and mining properties which were acquired in the purchase of Avino Mexico. The carrying values of the Mexican plant, equipment and mining properties includes an estimated fair value adjustment recorded upon the July 17, 2006, acquisition of control of Avino Mexico that was based on a share exchange, while the tax bases of these assets are historical undeducted tax amounts that were nil on acquisition. The deferred tax liability is attributable to assets in the tax jurisdiction of Mexico.

(b)	Unrecognized deductible temporary differences:

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets.  Unrecognized deductible temporary differences are summarized as follows:

	December 31, 2021	December 31, 2020

Tax losses carried forward	$17,968	$18,974
Share issue costs	1,478	1,144
Plant, equipment and mining properties	341	263
Exploration and evaluation assets	1,244	1,248
Investments	(15)	(400)
Reclamation provision and other	-	-

Unrecognized deductible temporary differences	$21,016	$21,229

The Company has capital losses of $10,361 carried forward and $7,607 in non-capital tax losses carried forward available to reduce future Canadian taxable income. The capital losses can be carried forward indefinitely until used. The non-capital losses have an expiry date range of 2027 to 2041.